Risk Management and Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative financial instruments as well as their classification on Consolidated Balance Sheets
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2016 and 2015 ($ in thousands):

	Derivative Assets as of December 31,				Derivative Liabilities as of December 31,
	2016		2015		2016		2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives Designated in Hedging Relationships
Foreign exchange contracts	Other Assets	$—	Other Assets	$39	Other Liabilities	$8	N/A	$—
Interest rate swaps	N/A	—	N/A	—	Other Liabilities	39	Other Liabilities	131
Total		$—		$39		$47		$131
Derivatives not Designated in Hedging Relationships
Foreign exchange contracts	Other Assets	$702	Other Assets	$378	N/A	$—	N/A	$—
Interest rate cap	Other Assets	25	Other Assets	1,105	N/A	—	N/A	—
Total		$727		$1,483		$—		$—

Schedule of derivative financial instruments on Consolidated Statements of Operations
The tables below present the effect of the Company's derivative financial instruments in the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 ($ in thousands):

Derivatives Designated in Hedging Relationships	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)
For the Year Ended December 31, 2016
Interest rate cap	Interest Expense	$—	$(185)	N/A
Interest rate cap	Earnings from equity investments	(4)	(3)	N/A
Interest rate swaps	Interest Expense	(175)	(32)	N/A
Interest rate swaps	Earnings from equity investments	94	(378)	N/A
Foreign exchange contracts	Earnings from equity investments	(167)	—	N/A
For the Year Ended December 31, 2015
Interest rate cap	Interest Expense	—	(626)	N/A
Interest rate cap	Earnings from equity investments	(13)	(1)	N/A
Interest rate swaps	Interest Expense	(537)	170	N/A
Interest rate swap	Earnings from equity method investments	(528)	(464)	N/A
Foreign exchange contracts	Earnings from equity method investments	(124)	—	N/A
For the Year Ended December 31, 2014
Interest rate cap	Interest Expense	—	(56)	N/A
Interest rate cap	Other Expense	(2,984)	—	(3,634)
Interest rate cap	Earnings from equity method investments	(9)	—	N/A
Interest rate swaps	Interest Expense	(970)	(6)	N/A
Interest rate swap	Earnings from equity method investments	(753)	(420)	N/A
Foreign exchange contracts	Earnings from equity method investments	(471)	—	N/A

		Amount of Gain or (Loss) Recognized in Income
	Location of Gain or (Loss) Recognized in Income	For the Years Ended December 31,
Derivatives not Designated in Hedging Relationships		2016	2015	2014
Interest rate cap	Other Expense	$(1,080)	$(3,671)	$(1,347)
Foreign exchange contracts	Other Expense	1,115	2,403	7,257

Schedule of notional amounts of outstanding derivative positions
As of December 31, 2016, the Company had the following outstanding interest rate swap that was used to hedge its variable rate debt that was designated as a cash flow hedge ($ in thousands):

Derivative Type	Notional Amount	Variable Rate	Fixed Rate	Effective Date	Maturity
Interest rate swap	$26,396	LIBOR + 2.00%	3.47%	October 2012	November 2019
As of December 31, 2016, the Company had the following outstanding foreign currency derivatives that were used to hedge its net investments in foreign operations that were not designated ($, €, and £ in thousands):

Derivative Type	Notional Amount	Notional (USD Equivalent)	Maturity
Sells euro ("EUR")/Buys USD Forward	€6,300	$7,095	January 2017
Sells pound sterling ("GBP")/Buys USD Forward	£3,400	$4,427	January 2017
As of December 31, 2016, the Company had the following outstanding interest rate cap that was used to hedge its variable rate debt that was not designated as a cash flow hedge ($ in thousands):

Derivative Type	Notional Amount	Variable Rate	Fixed Rate	Effective Date	Maturity
Interest rate cap	$500,000	LIBOR	1.00%	July 2014	July 2017
As of December 31, 2016, the Company had the following outstanding foreign currency derivatives that were used to hedge its net investments in foreign operations that were designated (Rs and $ in thousands):

Derivative Type	Notional Amount		Notional (USD Equivalent)	Maturity
Sells Indian rupee ("INR")/Buys USD Forward	₨	350,000	$5,089	April 2017